Intangible assets, net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Capitalized Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,199,537	$ 736,713	$ 1,717,575